Average Annual Total Returns			12 Months Ended	60 Months Ended	81 Months Ended	83 Months Ended	120 Months Ended	140 Months Ended	158 Months Ended	172 Months Ended	173 Months Ended		184 Months Ended		185 Months Ended		273 Months Ended		274 Months Ended	351 Months Ended	363 Months Ended	446 Months Ended	531 Months Ended
		Jul. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
American Funds Short-Term Tax-Exempt Bond Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			0.73%	0.67%			0.72%					1.01%
Performance Inception Date		Aug. 07, 2009
American Funds Short-Term Tax-Exempt Bond Fund | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent			3.10%	1.00%			0.77%			0.99%
Performance Inception Date		Aug. 27, 2009
American Funds Short-Term Tax-Exempt Bond Fund | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent			3.41%	1.31%			1.05%				1.26%
Performance Inception Date		Aug. 12, 2009
American Funds Short-Term Tax-Exempt Bond Fund | Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.41%	1.27%			1.03%
American Funds Short-Term Tax-Exempt Bond Fund | Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.94%	1.31%			1.10%
American Funds Short-Term Tax-Exempt Bond Fund | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent			3.49%	1.37%		1.33%
Performance Inception Date		Jan. 27, 2017
American Funds Short-Term Tax-Exempt Bond Fund | Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		6.40%	2.25%			3.03%				3.56%
American Funds Short-Term Tax-Exempt Bond Fund | Bloomberg Municipal Short 1-5 Years Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		3.58%	1.42%			1.30%				1.58%
Limited Term Tax-Exempt Bond Fund of America | Class A
Prospectus [Line Items]
Average Annual Return, Percent			1.37%	1.00%			1.33%														3.31%
Performance Inception Date		Oct. 06, 1993
Limited Term Tax-Exempt Bond Fund of America | Class C
Prospectus [Line Items]
Average Annual Return, Percent			2.28%	0.80%			1.00%												2.53%
Performance Inception Date		Mar. 15, 2001
Limited Term Tax-Exempt Bond Fund of America | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent			3.97%	1.47%			1.53%												2.75%
Performance Inception Date		Mar. 15, 2001
Limited Term Tax-Exempt Bond Fund of America | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent			4.25%	1.75%			1.80%							2.59%
Performance Inception Date		Aug. 18, 2008
Limited Term Tax-Exempt Bond Fund of America | Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.25%	1.65%			1.75%
Limited Term Tax-Exempt Bond Fund of America | Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.42%	1.71%			1.83%
Limited Term Tax-Exempt Bond Fund of America | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent			4.36%	1.85%		1.91%
Performance Inception Date		Jan. 27, 2017
Limited Term Tax-Exempt Bond Fund of America | Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		6.40%	2.25%			3.03%							3.60%
Limited Term Tax-Exempt Bond Fund of America | Bloomberg Municipal Short-Intermediate 1-10 Years Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		4.32%	1.82%			1.97%							2.62%
The Tax-Exempt Bond Fund of America | Class A
Prospectus [Line Items]
Average Annual Return, Percent			2.48%	1.29%			2.56%																5.74%
Performance Inception Date		Oct. 03, 1979
The Tax-Exempt Bond Fund of America | Class C
Prospectus [Line Items]
Average Annual Return, Percent			4.66%	1.30%			2.31%												3.44%
Performance Inception Date		Mar. 15, 2001
The Tax-Exempt Bond Fund of America | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent			6.39%	1.98%			2.84%												3.63%
Performance Inception Date		Mar. 15, 2001
The Tax-Exempt Bond Fund of America | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent			6.68%	2.25%			3.11%									3.69%
Performance Inception Date		Aug. 01, 2008
The Tax-Exempt Bond Fund of America | Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.68%	2.21%			3.09%
The Tax-Exempt Bond Fund of America | Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.19%	2.33%			3.10%
The Tax-Exempt Bond Fund of America | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent			6.80%	2.36%		2.63%
Performance Inception Date		Jan. 27, 2017
The Tax-Exempt Bond Fund of America | Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.40%	2.25%			3.03%									3.67%
American High-Income Municipal Bond Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			3.89%	1.88%			3.87%													4.83%
Performance Inception Date		Sep. 26, 1994
American High-Income Municipal Bond Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			6.12%	1.94%			3.67%												4.05%
Performance Inception Date		Mar. 15, 2001
American High-Income Municipal Bond Fund | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent			7.88%	2.63%			4.22%												4.26%
Performance Inception Date		Mar. 15, 2001
American High-Income Municipal Bond Fund | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent			8.17%	2.90%			4.49%								4.68%
Performance Inception Date		Aug. 12, 2008
American High-Income Municipal Bond Fund | Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.17%	2.85%			4.46%
American High-Income Municipal Bond Fund | Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.56%	3.07%			4.42%
American High-Income Municipal Bond Fund | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent			8.28%	3.01%		3.63%
Performance Inception Date		Jan. 27, 2017
American High-Income Municipal Bond Fund | Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.40%	2.25%			3.03%								3.64%
The Tax-Exempt Fund of California | Class A
Prospectus [Line Items]
Average Annual Return, Percent			2.29%	1.19%			2.62%															4.82%
Performance Inception Date		Oct. 28, 1986
The Tax-Exempt Fund of California | Class C
Prospectus [Line Items]
Average Annual Return, Percent			4.45%	1.21%			2.37%											3.48%
Performance Inception Date		Mar. 19, 2001
The Tax-Exempt Fund of California | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent			6.17%	1.88%			2.90%										3.67%
Performance Inception Date		Mar. 20, 2001
The Tax-Exempt Fund of California | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent			6.46%	2.16%			3.17%						3.90%
Performance Inception Date		Aug. 22, 2008
The Tax-Exempt Fund of California | Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.46%	2.09%			3.13%
The Tax-Exempt Fund of California | Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.04%	2.26%			3.15%
The Tax-Exempt Fund of California | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent			6.56%	2.25%		2.59%
Performance Inception Date		Jan. 27, 2017
The Tax-Exempt Fund of California | Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		6.40%	2.25%			3.03%						3.61%
The Tax-Exempt Fund of California | Bloomberg California Municipal Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		6.22%	2.25%			3.10%						3.80%
American Funds Tax-Exempt Fund of New York | Class A
Prospectus [Line Items]
Average Annual Return, Percent			2.88%	1.03%			2.32%		2.56%
Performance Inception Date		Nov. 01, 2010
American Funds Tax-Exempt Fund of New York | Class C
Prospectus [Line Items]
Average Annual Return, Percent			5.07%	1.04%			2.06%		2.34%
Performance Inception Date		Nov. 01, 2010
American Funds Tax-Exempt Fund of New York | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent			6.78%	1.77%			2.68%		2.80%
Performance Inception Date		Nov. 01, 2010
American Funds Tax-Exempt Fund of New York | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent			7.06%	1.98%			2.86%		2.99%
Performance Inception Date		Nov. 01, 2010
American Funds Tax-Exempt Fund of New York | Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.06%	1.94%			2.84%
American Funds Tax-Exempt Fund of New York | Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.44%	2.14%			2.85%
American Funds Tax-Exempt Fund of New York | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent			7.18%	2.09%		2.29%
Performance Inception Date		Jan. 27, 2017
American Funds Tax-Exempt Fund of New York | Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		6.40%	2.25%			3.03%		3.09%
American Funds Tax-Exempt Fund of New York | Bloomberg New York Municipal Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		7.32%	2.20%			2.93%		2.97%
American Funds Short-Term Tax-Exempt Bond Fund: Class R6 Prospectus | Class R-6
Prospectus [Line Items]
Average Annual Return, Percent			3.49%	1.38%	1.32%
Performance Inception Date		Mar. 17, 2017
American Funds Short-Term Tax-Exempt Bond Fund: Class R6 Prospectus | Class R-6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.49%	1.34%	1.29%
American Funds Short-Term Tax-Exempt Bond Fund: Class R6 Prospectus | Class R-6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.02%	1.38%	1.34%
American Funds Short-Term Tax-Exempt Bond Fund: Class R6 Prospectus | Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]		6.40%	2.25%	2.53%
American Funds Short-Term Tax-Exempt Bond Fund: Class R6 Prospectus | Bloomberg Municipal Short 1-5 Years Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]		3.58%	1.42%	1.40%
Limited Term Tax-Exempt Bond Fund of America: Class R6 Prospectus | Class R-6
Prospectus [Line Items]
Average Annual Return, Percent			4.36%	1.85%			1.90%	1.82%
Performance Inception Date		May 11, 2012
Limited Term Tax-Exempt Bond Fund of America: Class R6 Prospectus | Class R-6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.36%	1.76%			1.86%
Limited Term Tax-Exempt Bond Fund of America: Class R6 Prospectus | Class R-6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.52%	1.81%			1.94%
Limited Term Tax-Exempt Bond Fund of America: Class R6 Prospectus | Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]		6.40%	2.25%			3.03%	2.63%
Limited Term Tax-Exempt Bond Fund of America: Class R6 Prospectus | Bloomberg Municipal Short-Intermediate 1-10 Years Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]		4.32%	1.82%			1.97%	1.81%
The Tax-Exempt Bond Fund of America: Class R6 Prospectus | Class R-6
Prospectus [Line Items]
Average Annual Return, Percent			6.80%	2.36%			3.22%	2.89%
Performance Inception Date		May 11, 2012
The Tax-Exempt Bond Fund of America: Class R6 Prospectus | Class R-6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.80%	2.32%			3.20%
The Tax-Exempt Bond Fund of America: Class R6 Prospectus | Class R-6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.30%	2.44%			3.21%
The Tax-Exempt Bond Fund of America: Class R6 Prospectus | Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.40%	2.25%			3.03%	2.63%
American High-Income Municipal Bond Fund: Class R6 Prospectus | Class R-6
Prospectus [Line Items]
Average Annual Return, Percent			8.28%	3.01%			4.60%	4.24%
Performance Inception Date		May 11, 2012
American High-Income Municipal Bond Fund: Class R6 Prospectus | Class R-6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.28%	2.95%			4.57%
American High-Income Municipal Bond Fund: Class R6 Prospectus | Class R-6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.67%	3.18%			4.53%
American High-Income Municipal Bond Fund: Class R6 Prospectus | Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.40%	2.25%			3.03%	2.63%

[1]	Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg Municipal Short 1-5 Years Index (the “Previous Primary Benchmark”) to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall securities markets, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.
[2]	Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg Municipal Short-Intermediate 1-10 Years Index (the “Previous Primary Benchmark”) to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall securities markets, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.
[3]	Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg California Municipal Index (the “Previous Primary Benchmark”) to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall securities markets, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.
[4]	Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg New York Municipal Index (the “Previous Primary Benchmark”) to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall securities markets, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.
[5]	Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg Municipal Short 1-5 Years Index (the “Previous Primary Benchmark”) to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall securities markets, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.
[6]	Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg Municipal Short-Intermediate 1-10 Years Index (the “Previous Primary Benchmark”) to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall securities markets, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.